Fair Value - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Investment		Dec. 31, 2010 Investment
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	100.00%	[1],[2]	100.00%	[1],[2]
Portfolio	$ 15,963.0	[1],[2]	$ 15,523.4	[1],[2]
Nonredeemable preferred stocks | Equity securities
Fair Value Measurements [Line Items]
Transferred out of Level 1 into Level 2	44.2		0
Number of security transferred out of Level 1 into Level 2	1		0
Fair Value, Inputs, Level 1 | Vendor Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	59.00%		63.00%
Fair Value, Inputs, Level 2 | Vendor Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	96.00%		94.00%
Fair Value, Inputs, Level 2 | Dealer Quoted Pricing
Fair Value Measurements [Line Items]
Quoted prices percentage of fair value assets	4.00%		6.00%
Fair Value, Inputs, Level 3 | Common equities | Internal Pricing
Fair Value Measurements [Line Items]
Portfolio	10.2		10.2
Number of securities	1		1
Fair Value, Inputs, Level 3 | Fixed maturities | Internal Pricing
Fair Value Measurements [Line Items]
Portfolio	$ 0.5		$ 0.5
Number of securities	2		2

[1]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.
[2]	The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.